Nature of Business and Significant Accounting Policies (Details 6) (Programming rights, Fair Value, Inputs, Level 3, Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Programming rights | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair value of financial instruments:
Adjustments to fair value	$ 0	$ 0	$ 0